LVIP American Global Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.87%
Asset Allocation Fund–5.81%
✧American Funds®– Capital Income Builder	1,942,168	$143,137,799
		143,137,799
Equity Funds–45.42%
✧American Funds®-
American Mutual Fund	5,836,263	346,148,744
Growth Fund of America	4,954,487	385,855,478
Investment Company of America	6,352,398	386,289,328
		1,118,293,550
Fixed Income Funds–25.58%
✧American Funds®-
Bond Fund of America	41,992,561	488,373,478
High-Income Trust	7,117,251	70,389,612
Inflation Linked Bond Fund	7,372,067	71,066,730
		629,829,820
Global Equity Fund–5.93%
✧American Funds®– Smallcap World Fund	1,981,234	146,135,819
		146,135,819
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–14.28%
✧American Funds®-
EuroPacific Growth Fund	4,109,559	$248,052,982
New World Fund	1,208,154	103,599,185
		351,652,167
Money Market Fund–2.85%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	70,211,437	70,211,437
		70,211,437
Total Investment Companies (Cost $2,138,612,390)		2,459,260,592

TOTAL INVESTMENTS–99.87% (Cost $2,138,612,390)	2,459,260,592
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	3,077,991
NET ASSETS APPLICABLE TO 220,359,792 SHARES OUTSTANDING–100.00%	$2,462,338,583

✧Class R-6 shares.
LVIP American Global Growth Allocation Managed Risk Fund–1

LVIP American Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
15	Australian Dollar	$1,038,675	$999,207	12/16/24	$39,468	$—
29	British Pound	2,424,037	2,372,495	12/16/24	51,542	—
45	Euro	6,281,156	6,237,542	12/16/24	43,614	—
30	Japanese Yen	2,636,437	2,672,386	12/16/24	—	(35,949)
2	Swedish Krona	395,100	388,202	12/16/24	6,898	—
					141,522	(35,949)
Equity Contracts:
71	E-mini MSCI Emerging Markets Index	4,163,085	3,899,272	12/20/24	263,813	—
20	E-mini Russell 2000 Index	2,249,200	2,206,350	12/20/24	42,850	—
156	E-mini S&P 500 Index	45,351,150	44,385,745	12/20/24	965,405	—
25	E-mini S&P MidCap 400 Index	7,871,500	7,665,379	12/20/24	206,121	—
129	Euro STOXX 50 Index	7,222,893	7,021,226	12/20/24	201,667	—
23	FTSE 100 Index	2,548,702	2,580,236	12/20/24	—	(31,534)
19	OMXS 30 Index	491,237	477,798	10/18/24	13,439	—
8	SPI 200 Index	1,148,471	1,133,543	12/19/24	14,928	—
17	TOPIX Index	3,131,501	3,039,849	12/12/24	91,652	—
					1,799,875	(31,534)
Total Futures Contracts					$1,941,397	$(67,483)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
LVIP American Global Growth Allocation Managed Risk Fund–2